Investments accounted for using the equity method - Nature of investments in associates (Details) - CNY (¥)				12 Months Ended
	Jan. 10, 2023	Sep. 27, 2022	May 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summarised balance sheet
Payments for acquisition of equity interest			¥ 581,000	¥ 642,000	¥ 7,273,000	¥ 69,951,000
Jinan Pengai Meikang Aesthetic Medical Clinic Co., Ltd
Summarised balance sheet
Equity interest in associate (in percent)					30.00%
Percentage of equity interest sold		30.00%
Consideration for sale of equity interest		¥ 495,513
Shenzhen Pengai Lizhi Aesthetic Medical Clinic
Summarised balance sheet
Percentage of share capital acquired					17.00%
Payments for acquisition of equity interest					¥ 2,000,000
Shenzhen Miaoyan Medical Technology Investment Co., Ltd
Summarised balance sheet
Percentage of share capital acquired					60.00%
Payments for acquisition of equity interest					¥ 2,000,000
Shenzhen Miaoyan Medical Technology Investment Co., Ltd | Agreement to Sell Equity Interest
Summarised balance sheet
Consideration for sale of equity interest	¥ 1,900,000
Agreement to sell equity interest (as a percent)	100.00%
Moyan (Shenzhen) Network Technology Co., Ltd
Summarised balance sheet
Equity interest in associate (in percent)				46.00%	46.00%
Shenzhen Yueji
Summarised balance sheet
Equity interest in associate (in percent)				30.00%	30.00%
Mendis Aesthetic PTE. Ltd
Summarised balance sheet
Equity interest in associate (in percent)					44.40%
Shenzhen Pengai Lizhi Aesthetic Medical Clinic
Summarised balance sheet
Equity interest in associate (in percent)				43.00%